Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	true
Check Here if Late Participant Loan Repayments are Included:	$ 22,532	$ 9,652
Contributions Not Corrected	0	0
Contributions Corrected Outside VFCP	22,532	9,652
Contributions Pending Correction in VFCP	0	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0	$ 0